INCOME TAXES (Tables)	12 Months Ended
Oct. 27, 2013
INCOME TAXES
Schedule of components of provision for income taxes

(in thousands)	2013	2012	2011
Current:
U.S. Federal	$231,359	$216,620	$202,084
State	30,671	26,303	26,978
Foreign	5,334	5,783	3,826
Total current	267,364	248,706	232,888
Deferred:
U.S. Federal	1,080	4,443	6,358
State	(194)	225	394
Foreign	181	–	–
Total deferred	1,067	4,668	6,752
Total provision for income taxes	$268,431	$253,374	$239,640

Schedule of significant components of the deferred income tax liabilities and assets

(in thousands)	October 27, 2013	October 28, 2012
Deferred tax liabilities:
Tax over book depreciation	$ (89,823)	$ (91,545)
Book/tax basis difference from acquisitions	(25,442)	(26,295)
Other, net	(92,813)	(76,851)
Deferred tax assets:
Post-retirement benefits	127,093	147,278
Stock options	32,036	32,210
Deferred compensation	25,089	23,115
Insurance accruals	19,007	16,728
Vacation accruals	15,073	14,905
Promotional accruals	10,779	7,524
Federal benefit of state tax	7,786	9,965
Pension benefits	5,249	96,641
Other, net	64,595	59,130
Net deferred tax assets	$ 98,629	$ 212,805

Schedule of reconciliation of the statutory federal income tax rate to the effective tax rate

	2013	2012	2011
U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	2.7	2.5	2.7
Domestic production activities deduction	(2.4)	(2.6)	(2.6)
All other, net	(1.7)	(1.5)	(1.8)
Effective tax rate	33.6%	33.4%	33.3%

Schedule of changes in the unrecognized tax benefits, excluding interest and penalties

(in thousands)
Balance as of October 30, 2011	$ 21,398
Tax positions related to the current period:
Increases	3,066
Decreases	–
Tax positions related to prior periods:
Increases	1,302
Decreases	(2,541)
Settlements	(624)
Decreases related to a lapse of applicable statute of limitations:	(470)
Balance as of October 28, 2012	$ 22,131
Tax positions related to the current period:
Increases	4,353
Decreases	–
Tax positions related to prior periods:
Increases	3,091
Decreases	(4,738)
Settlements	(1,173)
Decreases related to a lapse of applicable statute of limitations:	(3,579)
Balance as of October 27, 2013	$ 20,085